Significant Accounting Policies (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Unrealized gain on investment	$ 36
Purchased intangible assets, estimated useful life						14 years	3 years
Ordinary shares, par value				0.1	0.1
Outstanding stock options and warrants excluded from calculation of diluted net loss per ordinary share	2,230,730	2,499,475	2,547,530
Severance pay expenses	1,630	1,189	561
Defined contribution plan expenses	412	445	383
Advertising expense	1,607	1,566	1,078
Net loss attributable to non-controlling interest	(168)	(168)	(102)
Non-controlling interest	$ (459)	$ (287)